Financial Assets and Financial Liabilities - Summary of Total Gains or Losses Recognized in Profit or Loss for The Period (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net gains on financial instruments at fair value through profit or loss
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	₩ (107,729)	₩ (376,605)	₩ 256,167
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	267,666	(210,742)	126,516
Other operating income
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	38,196	124,041	86,236
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	56,810	73,711	85,256
Net interest income
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	0	0	0
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	₩ 0	₩ 0	₩ 0